Consolidated Statements of Changes in Equity (USD $) In Millions		Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non- Controlling Interest
Beginning balance (Scenario, Previously Reported [Member]) (Cumulative effect of accounting changes, net of DAC tax)					$ (462)	$ 462
Beginning balance at Dec. 31, 2008		3,243	6	6,157	(4,531)	1,446	165
Capital contributions from parent (1)	[1]	2,300		2,300
Dividends declared		(38)				(38)
Change in noncontrolling interest ownership		(114)					(114)
Net income (loss)		(2,147)				(2,157)	10
Total other comprehensive income		3,052			3,052
Ending balance (Scenario, Previously Reported [Member]) (Cumulative effect of accounting changes, net of DAC tax)		26			172	(146)
Ending balance at Dec. 31, 2009		6,296	6	8,457	(1,941)	(287)	61
Capital contributions from parent (1)		(192)		(192)
Dividends declared		1				1
Change in noncontrolling interest ownership		(69)					(69)
Net income (loss)		752				744	8
Total other comprehensive income		1,397			1,397
Ending balance at Dec. 31, 2010		8,211	6	8,265	(372)	312	0
Capital contributions from parent (1)		6		6
Dividends declared		(1)				(1)
Net income (loss)		244				244
Total other comprehensive income		1,201			1,201
Ending balance at Dec. 31, 2011		$ 9,661	$ 6	$ 8,271	$ 829	$ 555	$ 0

[1]	For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.